GAIN ON DISPOSAL OF SUBSIDIARIES (Details) $ in Millions			3 Months Ended		6 Months Ended
	Apr. 05, 2018	Oct. 27, 2017 USD ($)	Jun. 30, 2018 USD ($)	Feb. 22, 2018 item	Jun. 30, 2018 USD ($)
Gain of disposal of subsidiaries
Net cash consideration received			$ 22
Derecognition of assets classified as held for sale			(34)
Derecognition of liabilities classified as held for sale			38
Derecognition of non-controlling interests			(6)
Gain on disposal			20		$ 20
Laos Operation
Gain of disposal of subsidiaries
Net cash consideration received			22
Derecognition of assets classified as held for sale			(21)
Derecognition of liabilities classified as held for sale			13
Derecognition of non-controlling interests			(6)
Release cumulative other comprehensive income related to disposal group			1		1
Gain on disposal			9
VimpelCom Lao Co. Ltd. | VimpelCom Holding Laos B.V.
Gain of disposal of subsidiaries
Net cash consideration received		$ 22
Proportion of ownership interest disposed in a subsidiary		78.00%
Number of purchase consideration received | item				2
Tajikistan Operation
Gain of disposal of subsidiaries
Derecognition of assets classified as held for sale			(13)
Derecognition of liabilities classified as held for sale			25
Release cumulative other comprehensive income related to disposal group			(1)		$ (1)
Gain on disposal			$ 11
Vimpelcom (BVI) AG | VEON Holdings B.V. | ZET
Gain of disposal of subsidiaries
Proportion of ownership interest disposed in a subsidiary	100.00%
Tacom LLC | ZET
Gain of disposal of subsidiaries
Proportion of ownership interest in subsidiary	2.00%
Proportion of indirect ownership interest acquired	98.00%
Tacom LLC | Vimpelcom (BVI) AG
Gain of disposal of subsidiaries
Proportion of ownership interest disposed in a subsidiary	98.00%